Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year		¥ 890,415	¥ 847,446
Service cost		24,670	24,350	¥ 24,827
Interest cost		8,689	11,583	12,152
Actuarial (gain) loss	[1]	144,416	48,061
Effect of changes in consolidated subsidiaries			(4)
Other		(14)	(2,696)
Benefits paid		(33,892)	(38,325)
Benefit obligation at end of the fiscal year		1,034,284	890,415	847,446
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year		710,602	654,792
Actual return on plan assets		(9,030)	74,447
Employer contribution		1,951	7,978
Other			(1,934)
Benefits paid		(24,091)	(24,681)
Fair value of plan assets at end of the fiscal year		679,432	710,602	654,792
Funded status at end of the fiscal year		(354,852)	(179,813)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year		394,704	313,698
Service cost		3,504	3,188	3,032
Interest cost		12,096	13,040	12,068
Plan participants' contributions		676	752
Amendments			(283)
Actuarial (gain) loss	[1]	(21,868)	74,801
Foreign currency exchange rate changes		(16,893)	7,214
Curtailments and settlements		(1,246)	(3,932)
Benefits paid		(14,098)	(13,774)
Benefit obligation at end of the fiscal year		356,875	394,704	313,698
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year		280,216	225,024
Actual return on plan assets		(6,035)	54,928
Foreign currency exchange rate changes		(13,095)	5,752
Employer contribution		7,905	9,434
Plan participants' contributions		676	752
Curtailments and settlements		(504)	(2,989)
Benefits paid		(12,822)	(12,685)
Fair value of plan assets at end of the fiscal year		256,341	280,216	¥ 225,024
Funded status at end of the fiscal year		¥ (100,534)	¥ (114,488)

[1]	Actuarial loss in Japanese plans for the fiscal year ended March 31, 2016 principally relates to changes in the assumptions for discount and mortality rates.